Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance – January 1		$ 16,794
Additions			$ (78,804)
Issuance of shares			(84,664)
Ending balance – December 31		6,922	16,794
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance – January 1		28,372	2,302
Additions	[1]	0	6,615
Issuance of shares	[2]	(17,452)
(Gain) loss on fair value remeasurement of contingent consideration	[3]	(218)	19,405
Foreign currency translation adjustments		27	50
Ending balance – December 31		$ 10,729	$ 28,372

[1]	Additions during the year ended December 31, 2021 represent contingent consideration liabilities arising from the Spirable acquisition (refer to Note 3 – Business Combinations) in the third quarter of 2021.
[2]	On February 2, 2022, the Company issued 2,701,576 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.
[3]	(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up period expired on December 31, 2021 and December 31, 2022. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company issued an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in the first quarter of fiscal year 2022 and will issue an additional 1,677,920 shares of the Company’s common stock to the former Second Spectrum shareholders in early 2023.